EQUIPMENT FINANCING OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EQUIPMENT FINANCING OBLIGATIONS [Text Block]
19. EQUIPMENT FINANCING OBLIGATIONS

The Company has finance leases and equipment financing for various mine and plant equipment. These financings have terms of 36 to 60 months with interest rates ranging from 5.6% to 7.5% . Assets under finance leases and equipment financing are pledged as security against the obligations. Equipment financing obligations are comprised of the following:

(a)	Finance Leases
The following is a schedule of future minimum lease payments due under the Company’s finance lease contracts:

	December 31, 2017	December 31, 2016
Less than one year	$1,758	$6,432
More than one year but not more than five years	437	2,195
Gross payments	2,195	8,627
Less: future finance charges	(86)	(441)
Present value of minimum lease payments	$2,109	$8,186

Current portion	$1,690	$6,078
Non-current portion	419	2,108
	$2,109	$8,186

The movement in finance leases during the year ended December 31, 2017 and December 31, 2016, respectively, are comprised of the following:

	December 31, 2017	December 31, 2016
Balance, beginning of the year	$8,186	$16,952
Additions	—	1,475
Finance costs	326	845
Repayments of principal	(6,083)	(10,239)
Repayments of finance costs	(320)	(847)
Balance, end of the year	$2,109	$8,186

During the year ended December 31, 2017 the Company recognized $0.3 million (2016 - $0.8 million) in finance costs related to its lease obligations.

(b) Equipment Financing

During 2017, the Company entered into a $7.9 million credit facility with repayment terms ranging from 12 to 16 equal quarterly installments in principal plus related interest. The facility bears an interest rate of LIBOR plus 4.60%. Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four quarters adjusted EBITDA less 50% of sustaining capital expenditures of not more than 3.00 to 1.00.
The movement in equipment financing during the year ended December 31, 2017 is comprised of the following:

Balance at December 31, 2016	$—
Net proceeds from equipment financing	7,894
Interest and accretion expense	233
Repayments of principal	(698)
Repayments of finance costs	(233)
Balance at December 31, 2017	$7,196

Current portion	$2,464
Non-current portion	4,732
$7,196

During the year ended December 31, 2017, the Company incurred $0.2 million (2016 - $nil) in interest related to the equipment financing at an effective interest rate of 5.8%.

As at December 31, 2017, the net book value of property, plant and equipment includes $6.9 million (December 31, 2016 -$nil) of equipment pledged as security for the equipment financing.